ORDINARY SHARES	12 Months Ended
Dec. 31, 2011
ORDINARY SHARES
12	ORDINARY SHARES

Pursuant to a resolution passed by the shareholders of the Company on November 6, 2009, the Company’s authorized shares were increased from 150,000,000 to 225,000,000.

As of December 31, 2008, RMB1,418 representing the difference between the total amount received from the shareholders of US$7,322 (RMB60,084) and the total issue price of the 60,000,000 ordinary shares issued of US$7,500 (RMB61,502) was recorded as subscription receivable and presented as a reduction of equity (deficit).

Pursuant to a resolution reached by the Board of Directors of the Company on September 29, 2009, and in accordance with the laws of the Cayman Islands, the Company waived the subscription receivable of RMB1,418 from the ordinary shareholders. The Company accounted for the waiver of the receivable from related parties by charging additional paid-in capital.

On November 20, 2009, in connection with the Company’s IPO, the Company issued 10,100,000 ADSs, representing 30,300,000 ordinary shares. On November 25, 2009, the underwriters exercised their over-allotment options and the Company issued an additional 1,515,000 ADSs, representing 4,545,000 ordinary shares.

On November 25, 2009, all of the 15,724,432 Series A Preferred Shares, 7,862,216 Series B Preferred Shares, and 21,533,387 Series C Preferred Shares were converted into ordinary shares upon completion of the Company’s IPO.

On November 25, 2009, 5,454,545 ordinary shares were issued upon the exercise of the ordinary share purchase warrants.